Long-Term Incentive Plans - Summary of Restricted Stock Award Activity (Details) - Restricted Stock	1 Months Ended
	Feb. 02, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding non-vested shares, beginning of year | shares	446,847
Shares vested (in shares) | shares	0
Outstanding nonvested shares, end of year | shares	446,847	[1]
Weighted Average Share Price
Outstanding nonvested shares, beginning of year | $ / shares	$ 27.79	[2]
Shares vested | $ / shares	32.25	[2]
Outstanding nonvested shares, end of year | $ / shares	$ 0	[1],[2]

[1]	In connection with the completion of the Merger on February 3, 2023, the 446,847 outstanding RSAs became fully vested.
[2]	Grant date fair value.